Commitments	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Commitments	Commitments
The Company has various lease commitments included in lease liabilities (note 11). In addition, the Company has commitments for variable lease payments, short-term leases, and leases of low-value assets. These commitments as at December 31, 2022, are as follows:

	Total $	Less than 1 Year $	1 to 3 Years $	After 3 Years $
Variable lease payments	283.7	47.6	81.0	155.1
Short-term and low value lease payments	0.8	0.6	0.2
Leases not commenced but committed	7.6	0.4	2.3	4.9
	292.1	48.6	83.5	160.0

Future minimum payments receivable under non-cancelable sublease agreements as at December 31, 2022, are $28.1 (2021 - $7.2), of which $11.9 (2021 - $3.0) relates to sublease receivables included in other assets (note 14).